ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Restructuring (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Nov. 30, 2019	Sep. 30, 2019
Shareholders of Tianjin Hongen
Subsidiary And Variable Interest Entity [Line Items]
Number of ordinary shares exchange for equity interests in Tianjin Hongen		215,053,763
Beijing Jinhongen
Subsidiary And Variable Interest Entity [Line Items]
Cash consideration to acquire certain operating assets and liabilities relating to the Product Business	¥ 66,000